Form N-1A Cover	Mar. 04, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 04, 2025
Prospectus Date	Feb. 04, 2025
Supplement to Prospectus [Text Block]

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated February 4, 2025, and

the Summary Prospectus dated February 11, 2025

The Fund’s name has been changed to YieldMax™ R2000 0DTE Covered Call Strategy ETF.

Accordingly, effective immediately, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “YieldMax™ R2000 0DTE Covered Call Strategy ETF.”

Please retain this Supplement for future reference.